Property, Plant and Equipment, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Borrowing costs capitalized	$ 22	$ 16
Fixed assets purchased on credit	$ 31	$ 47